Net Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Disclosure of net debt [line items]
Cash and cash equivalents restricted by legal or contractual arrangements	$ 96,000,000		$ 108,000,000
Defaults on loans payable	0
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of net debt [line items]
Adjustments to gross debt		$ 2,793,000,000
Revolving credit facility [member]
Disclosure of net debt [line items]
Revolving credit facility, maximum amount	5,500,000,000
Commercial paper, amount drawn	$ 0		$ 0
Revolving credit facility, maturity period	5 year